Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
8.	Property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2024	14,726	5,846	422	11,984	32,978
Additions during the year	6	2	1	27	36
Transfer to inventory	-				-
Revaluation of ROU assets	-	-	-	455	455
At June 30, 2024	14,731	5,848	423	12,466	33,469

Depreciation
At January 1, 2024	(3,317)	(2,985)	(185)	(1,715)	(8,202)
Charge for year	-	(410)	(47)	(515)	(972)
Impairment charge	-	-	-	-	-
At June 30, 2024	(3,317)	(3,395)	(231)	(2,230)	(9,173)

Net book values
At June 30, 2024	11,414	2,453	192	10,236	24,296
At December 31, 2023	11,409	2,861	237	10,269	24,776

2023
Cost
At January 1, 2023	15,106	1,337	389	8,762	25,594
Additions during the year	8,314	243	33	3,072	11,662
Transfer to inventory	(161)				(161)
Reclassification to assets held for sale	(3,957)	-	-	-	(3,957)
Disposals	(310)	-	-	-	(310)
Reclassifications	(4,266)	4,266		150	150
At December 31, 2023	14,726	5,846	422	11,984	32,978

Depreciation
At January 1, 2023	(2,324)	(1,148)	(84)	(765)	(4,321)
Charge for year	-	(472)	(101)	(950)	(1,523)
Impairment charge	(4,117)	(1,365)	-	-	(5,482)
Reclassification to assets held for sale	3,124				3,124
At December 31, 2023	(3,317)	(2,985)	(185)	(1,715)	(8,202)

Net book values
At December 31, 2023	11,409	2,861	237	10,269	24,776
At December 31, 2022	12,782	189	305	7,997	21,273

Depreciation expense on property and equipment was €0.97 million and €0.68 million for the six-month periods ended June 30, 2024 and 2023, respectively. Assets under construction includes costs mostly related to construction of costs incurred on the Group’s Benavente production facility.

During the six-month periods ended June 30, 2024, the Company extended its leases on the Lisbon and Irish offices, resulting in a revaluation of the right-of-use assets of €0.45 million.